SEGMENTS (Tables)	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Sales and Adjusted EBITDA by Reportable Segment

	Three Months Ended
	March 31, 2025	March 31, 2024

Segment Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$878,145	$824,229
Diversified Fresh Produce — EMEA	892,087	853,598
Diversified Fresh Produce — Americas & ROW	363,413	476,882
Total segment revenue	2,133,645	2,154,709
Intersegment revenue	(34,241)	(33,335)
Total consolidated revenue, net	$2,099,404	$2,121,374

Segment Adjusted EBITDA:[1]
Fresh Fruit	$63,331	$69,435
Diversified Fresh Produce – EMEA	27,660	25,959
Diversified Fresh Produce – Americas & ROW	13,831	14,705
Adjustments:
Income tax expense	(17,578)	(34,401)
Interest expense	(17,182)	(17,948)
Depreciation	(24,813)	(21,848)
Amortization of intangible assets	(1,731)	(2,273)
Mark to market (losses) gains	(5,916)	2,870
Gain (loss) on asset sales	2,441	(31)
Gain on disposal of businesses	361	73,950
Impairment of goodwill	—	(36,684)
Other items	(94)	1,800
Items in equity method earnings:
Dole’s share of depreciation	(1,667)	(1,980)
Dole’s share of amortization	(226)	(553)
Dole’s share of income tax expense	(1,167)	(567)
Dole’s share of interest expense	(791)	(950)
Dole’s share of gain on disposal of business interests	7,683	—
Dole’s share of other items	(13)	3
Income from continuing operations	44,129	71,487
Gain (loss) from discontinued operations, net of income taxes	30	(6,051)
Net income	$44,159	$65,436